OTHER LIABILITIES	12 Months Ended
Aug. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES	OTHER LIABILITIES
The Company’s other liabilities include the following balances as of August 31, 2022 and August 31, 2021:

	AUGUST 31, 2022	AUGUST 31, 2021
Advance from joint operator	$2,444	$—
Contingent consideration (Notes 15(i) and 27)	7,000	3,500
Current portion lease liability (Note 15 (ii))	916	984
	$10,360	$4,484

The advance from a joint operator is related to the Product Development Collaboration Agreement ("PDC Agreement") as described in Note 26.
OTHER LONG-TERM LIABILITIES
The carrying value of other long-term liabilities consists of:

	AUGUST 31, 2022	AUGUST 31, 2021
Contingent share consideration (i)	$2,913	$5,538
Lease liabilities (ii)	2,206	4,651
	$5,119	$10,189
Contingent share consideration
In connection with the Company’s investment in alpha-cannabis® Pharma GmbH as described in Note 16, the Company had a commitment to deliver additional consideration of up to €875 in the form of the Company’s Common Shares contingent on the achievement of certain gross margin-based milestones. During the year ended August 31, 2021, the Company revalued the contingent liability and recorded a corresponding gain in the statement of operations and comprehensive loss of $231. At August 31, 2022, the outstanding balance is $nil (August 31, 2021 – $nil).

In connection with the Company's investment in EIC, as described in Note 27, the Company has commitments to deliver additional consideration of up to $13,000 in the form of the Company's Common Shares contingent on the achievement of certain milestones. On September 8, 2021, the Company issued 1,039,192 Common Shares on EIC's achievement of the first milestone earnout set in the EIC share purchase agreement. The fair value of the Common Shares issued was based on the 5 days volume-weighted average TSX listed share price of the Company of $3.37 per share for total of $3,500. At August 31, 2022, the Company revalued the remaining contingent liability and recorded a corresponding increase in fair value in the statement of operations and comprehensive loss of $1,462 (August 31, 2021 - $3,789). At August 31, 2022, the outstanding balance is $7,000, all of which is included in current liabilities as it is due to be settled within twelve months after the reporting period.

In connection with the Company's investment in Laurentian, as described in Note 27, the Company has committed to deliver additional consideration in the form the Company's Common Shares contingent on the financial results of Laurentian. At the acquisition date the estimated fair value of the contingent share consideration was $6,996. At August 31, 2022, the Company revalued the contingent liability at an estimated fair value of $2,913, resulting in gain on fair value recorded in the statement of operations and comprehensive loss of $4,083 for the year ended August 31, 2022.
ii.    Leases
The Company records its leases in accordance with IFRS 16, and as a result recognizes the right-of-use (“ROU”) assets and corresponding lease liabilities. ROU assets are recorded under property, plant, and equipment (Note 8) with current and long-term portion of lease liabilities recorded under other liabilities. During the year ended August 31, 2022, the Company exercised an option available in one of the lease contracts to purchase the underlying asset and as a result transferred a carrying amount of the ROU asset to buildings (Note 8).

The changes in the carrying value of current and non-current lease liabilities are as follows:

AUGUST 31, 2022
Balance, August 31, 2021	$5,635
Acquisitions through business combinations (Note 27)	452
Lease additions	1,968
Lease payments	(1,302)
Lease disposal	(3,981)
Interest expense on lease liabilities	350
Balance, August 31, 2022	3,122
Current portion (included in other liabilities)	(916)
Long-term portion (included in other liabilities)	$2,206

The undiscounted contractual payments relating to the current and future lease liabilities is:

	AUGUST 31, 2022	AUGUST 31, 2021
Less than 1 year	$1,060	$1,359
1 to 2 years	1,009	1,355
2 to 3 years	778	1,315
3 to 4 years	241	1,109
4 to 5 years	131	576
Thereafter	240	1,307
Total	$3,459	$7,021